Advances to Suppliers and Other (Tables)	6 Months Ended
Jun. 30, 2024
Advances to Suppliers and Other [Abstract]
Schedule of Advances to Suppliers	Advances to suppliers and other as of June 30, 2024 and December 31, 2023 consisted of the following:
	June 30, 2024	December 31, 2023
Advance to suppliers	$7,184,132	$1,747,551
Advance payment for potential factory lease and land purchase	1,000,000	1,000,000
Total	8,184,132	2,747,551